Vanguard Global Wellesley Income Fund Annual Fund Operating Expenses - Retail Prospectus [Member] - Vanguard Global Wellesley Income Fund	Aug. 31, 2025
Investor Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.39%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.04%
Expenses (as a percentage of Assets)	0.43%
Admiral Shares
Prospectus [Line Items]
Management Fees (as a percentage of Assets)	0.27%
Distribution and Service (12b-1) Fees	0.00%
Other Expenses (as a percentage of Assets):	0.03%
Expenses (as a percentage of Assets)	0.30%